Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio
Investor Class
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nidhi Gupta (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nidhi Gupta is Co-Portfolio Manager of VIP Contrafund℠ Portfolio, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
Jean Park no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Drukker is Co-Portfolio Manager of VIP Contrafund℠ Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.
VCON-INV-PSTK-0425-112 1.918651.112	April 11, 2025
Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nidhi Gupta (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nidhi Gupta is Co-Portfolio Manager of VIP Contrafund℠ Portfolio, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
Jean Park no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Drukker is Co-Portfolio Manager of VIP Contrafund℠ Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.
VCON-PSTK-0425-118 1.797984.118	April 11, 2025